Segment Information (Tables)	12 Months Ended
Apr. 30, 2024
Disclosure of operating segments [abstract]
Disclosure of non-current assets allocated by geography [Table Text Block]
	April 30, 2024	April 30, 2023
	$	$
Canada	628,123	1,465,890
Mexico	215,141,354	163,116,453
	215,769,477	164,582,343